Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.62%
California: 0.54%
Utilities revenue: 0.54%
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00%	12-1-2055	$1,000,000	$1,042,576
Guam: 2.80%
Airport revenue: 0.44%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2038	200,000	213,103
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2028	100,000	103,615
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2029	225,000	235,777
Port Authority of Guam Series B AMT	5.00	7-1-2031	285,000	292,144
				844,639
Miscellaneous revenue: 0.28%
Territory of Guam Series G	5.00	1-1-2035	500,000	544,632
Utilities revenue: 0.40%
Guam Power Authority Series A	5.00	10-1-2042	250,000	260,813
Guam Power Authority Series A	5.00	10-1-2043	230,000	239,502
Guam Power Authority Series A	5.00	10-1-2044	250,000	258,231
				758,546
Water & sewer revenue: 1.68%
Guam Government Waterworks Authority	5.00	1-1-2046	1,500,000	1,500,924
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2044	885,000	910,854
Guam Government Waterworks Authority Water & Wastewater System Series A	5.50	7-1-2043	750,000	807,807
				3,219,585
				5,367,402
Kentucky: 0.55%
Utilities revenue: 0.55%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	1,000,000	1,052,428
Minnesota: 94.16%
Airport revenue: 2.32%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	492,649
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	2,250,000	2,266,426
Minneapolis-St. Paul Metropolitan Airports Commission Series A (AG Insured)	4.00	1-1-2054	500,000	439,739
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,004,906
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	251,380
				4,455,100
Education revenue: 15.49%
City of Cologne Academy Series A	5.00	7-1-2029	485,000	485,185
City of Cologne Academy Series A	5.00	7-1-2034	500,000	500,017
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	1,000,060
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Deephaven Eagle Ridge Academy Series A	4.00%	7-1-2026	$100,000	$99,991
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	100,004
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	400,242
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	500,198
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,347
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	330,000	325,018
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	625,008
City of Hugo Noble Academy Series A	5.00	7-1-2029	490,000	490,191
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	512,263
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,015,000	1,000,286
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,007,084
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	355,000	262,700
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	695,174
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	65,000	63,475
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	205,000	205,589
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	360,054
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,004,568
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,514,116
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	654,361
Minnesota HEFA Carleton College	5.00	3-1-2053	1,500,000	1,539,584
Minnesota HEFA College of St. Benedict	4.00	3-1-2036	410,000	387,982
Minnesota HEFA College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	872,768
Minnesota HEFA College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	175,000	175,011
Minnesota HEFA Hamline University Series B	5.00	10-1-2035	1,000,000	1,002,704
Minnesota HEFA St. Catherine University Series A	5.00	10-1-2045	2,000,000	1,952,341
Minnesota HEFA St. John’s University	4.00	10-1-2034	200,000	202,850
Minnesota HEFA St. John’s University	4.00	10-1-2035	170,000	171,653
Minnesota HEFA St. John’s University	4.00	10-1-2039	200,000	197,441
Minnesota HEFA St. John’s University	4.00	10-1-2040	355,000	348,616
Minnesota HEFA St. Olaf College	4.00	10-1-2046	2,750,000	2,495,569
Minnesota HEFA University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	490,530
Minnesota HEFA University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	776,712
Minnesota HEFA University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	751,114
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	298,151
Minnesota HEFA University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,013,272
Minnesota HEFA University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	822,498
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	593,585
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	707,306
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	511,455
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,055,702
See accompanying notes to portfolio of investments
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
University of Minnesota Series A	5.00%	4-1-2034	$270,000	$285,041
University of Minnesota Series A	5.00	9-1-2042	770,000	781,582
				29,739,398
GO revenue: 23.47%
Alexandria Lake Area Sanitation District (AG Insured)	4.13	2-1-2044	325,000	315,369
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	2,002,958
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	2,059,981
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	223,868
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,322,756
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	546,413
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	840,752
City of Chaska Series C	5.00	2-1-2030	230,000	248,195
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,620,725
City of Virginia Series A	5.00	2-1-2032	405,000	414,271
City of Waite Park Series A	5.00	12-15-2050	1,675,000	1,727,491
County of Hennepin Series A	5.00	12-1-2033	160,000	165,313
County of Hennepin Series A	5.00	12-1-2037	910,000	934,425
County of Hennepin Series A	5.00	12-1-2041	2,610,000	2,783,381
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,619,099
County of Hennepin Series B	5.00	12-1-2029	450,000	456,616
County of Rice Series A	4.00	2-1-2048	1,500,000	1,400,859
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	821,956
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	317,365
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,751,206
Goodridge Independent School District No. 561 Series A	4.00	2-1-2042	550,000	545,680
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	1,067,080
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	899,447
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	779,966
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	455,936
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	171,928
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	162,361
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	526,853
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	267,689
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	264,404
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,160,530
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	320,604
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	785,269
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	345,635
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	445,545
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	200,394
South Washington County Independent School District No. 833 Series A	4.00	2-1-2043	1,680,000	1,649,061
State of Minnesota Series A	5.00	8-1-2034	2,190,000	2,205,791
State of Minnesota Series A	5.00	8-1-2035	1,000,000	1,077,111
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,851,923
State of Minnesota Series A	5.00	8-1-2041	1,785,000	1,941,201
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Minnesota Series B	4.00%	8-1-2031	$250,000	$256,522
State of Minnesota Series B	4.00	8-1-2043	1,000,000	990,102
State of Minnesota Series B	4.00	8-1-2044	1,500,000	1,467,989
State of Minnesota Series B	5.00	8-1-2028	250,000	264,272
Stillwater Independent School District No. 834 Series A	5.00	2-1-2037	1,220,000	1,340,863
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,067,219
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	440,492
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	530,547
				45,055,413
Health revenue: 20.41%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2047	2,500,000	2,540,016
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	858,673
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	504,561
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	731,097
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	944,457
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,076,162
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,000,000	2,001,079
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	399,299
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,123,290
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	968,661
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	550,040
City of Rochester Mayo Clinic	5.00	11-15-2057	4,500,000	4,569,787
City of Rochester Mayo Clinic Series C (Bank of America N.A. SPA)ø	2.30	11-15-2064	4,500,000	4,500,000
City of St. Cloud CentraCare Health System Obligated Group	4.00	5-1-2050	3,235,000	2,822,011
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2048	1,500,000	1,512,518
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2054	1,800,000	1,808,450
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	50,000	50,091
City of Wadena Astera Health Series A	5.00	12-1-2045	2,900,000	2,989,887
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	648,911
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,368,100
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,502,930
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	574,397
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	485,344
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group	5.00	7-1-2033	1,500,000	1,645,306
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,564,748
Tender Option Bond Trust Receipts/Certificates Series XF1876 (Bank of America N.A. LIQ)144Aø	2.45	11-15-2053	435,000	435,000
				39,174,815
Housing revenue: 16.09%
Big Lake EDA Series A	5.00	2-1-2042	505,000	531,029
Big Lake EDA Series A	5.00	2-1-2043	470,000	491,554
Big Lake EDA Series A	5.00	2-1-2044	675,000	702,459
See accompanying notes to portfolio of investments
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Burnsville Bridgeway Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.47%	10-15-2033	$1,875,000	$1,875,000
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	2.47	8-15-2038	2,335,000	2,335,000
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13	2-1-2041	1,075,000	1,131,710
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	750,956
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	501,213
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	760,000	760,564
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	504,477
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	885,535
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	2.37	11-1-2035	3,460,000	3,460,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	2.47	9-15-2031	875,000	875,000
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC Obligated Group	5.63	11-1-2045	750,000	758,630
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,421,634
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	309,429
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2027	1,665,000	1,673,816
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2032	500,000	500,828
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	342,550
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	506,125
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	945,000	945,710
Minnesota Housing Finance Agency Series D	4.00	8-1-2031	675,000	702,743
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	210,259
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	608,688
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	468,727
Minnesota Housing Finance Agency Series F AMT (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.41	1-1-2041	825,000	825,000
Minnesota Housing Finance Agency Series F (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2045	1,000,000	1,011,435
Minnesota Housing Finance Agency Series K AMT (GNMA / FNMA / FHLMC Insured)	3.05	7-1-2027	515,000	511,262
Minnesota Housing Finance Agency Series L (GNMA / FNMA / FHLMC Insured)	4.95	1-1-2050	1,500,000	1,507,502
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	2,900,000	2,985,796
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	785,000	793,974
				30,888,605
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 9.04%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00%	2-1-2034	$1,000,000	$1,003,882
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	254,631
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	254,067
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	302,667
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,033,185
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	287,170
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	294,584
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	300,861
Minnetonka Independent School District No. 276 Series C COP	5.00	2-1-2041	1,125,000	1,190,119
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,502,756
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2026	500,000	500,473
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2027	1,000,000	1,001,072
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	500,923
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	350,643
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2029	970,000	1,038,873
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2039	2,490,000	2,702,398
State of Minnesota Office Building Project COP	5.00	11-1-2042	3,000,000	3,221,252
State of Minnesota Office Building Project COP	5.00	11-1-2043	1,500,000	1,602,195
				17,341,751
Utilities revenue: 6.72%
Central Minnesota Municipal Power Agency (AG Insured)	4.00	1-1-2042	350,000	348,278
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2029	315,000	333,670
Central Minnesota Municipal Power Agency (AG Insured)	5.00	1-1-2030	210,000	226,238
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2026	90,000	90,944
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2029	170,000	181,558
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2030	150,000	162,249
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2031	120,000	131,259
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2042	200,000	212,629
City of Mountain Lake Electric Revenue Series B (AG Insured)	5.00	12-1-2045	260,000	270,651
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	506,255
Minnesota Municipal Gas Agency Series A	5.00	9-1-2035	2,000,000	2,060,660
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	500,774
Northern Municipal Power Agency	5.00	1-1-2031	1,485,000	1,605,750
Northern Municipal Power Agency	5.00	1-1-2036	100,000	101,344
Northern Municipal Power Agency	5.00	1-1-2041	1,500,000	1,512,975
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	4.00	12-1-2037	250,000	252,823
Sauk Centre Public Utilities Commission Electric Revenue Series A (AG Insured)	5.00	12-1-2034	100,000	108,982
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2045	800,000	857,399
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2027	100,000	99,449
St. Paul Port Authority District Energy Obligated Group Series 1	3.00	10-1-2034	225,000	211,003
St. Paul Port Authority District Energy Obligated Group Series 1	4.00	10-1-2028	400,000	404,745
See accompanying notes to portfolio of investments
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
St. Paul Port Authority District Energy Obligated Group Series 1		4.00%	10-1-2041	$500,000	$469,032
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A		5.00	1-1-2049	1,500,000	1,513,338
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2036	650,000	741,656
					12,903,661
Water & sewer revenue: 0.62%
City of St. Paul Water Revenue Series A		4.00	12-1-2045	1,215,000	1,178,167
					180,736,910
New York: 0.04%
Health revenue: 0.04%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B		5.00	1-1-2027	75,000	75,850
Virgin Islands: 0.53%
Tax revenue: 0.53%
Matching Fund Special Purpose Securitization Corp. United States Virgin Islands Federal Excise Tax Series A		5.00	10-1-2039	1,000,000	1,016,942
Total municipal obligations (Cost $193,116,956)					189,292,108
Total investments in securities (Cost $193,116,956)	98.62%				189,292,108
Other assets and liabilities, net	1.38				2,658,406
Total net assets	100.00%				$191,950,514

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 7

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$189,292,108	$0	$189,292,108
Total assets	$0	$189,292,108	$0	$189,292,108
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Minnesota Tax-Free Fund